Other gains - Summary of Other Gains (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Gain from adjustment in fair value of contingent liabilities (note 18)	SFr 8,892	SFr 0
Gain from reversal of impairment on financial assets (i)	453	0
Reversal of impairment losses on receivables	235	0
Income from sublease agreements	94	87
Write-off of liabilities due to a former subsidiary	0	891
Write-off of old liabilities	0	168
Various other	247	25
Total other gains	SFr 9,921	SFr 1,171